General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
Company Administration Expenses
General and administrative expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Chief Executive and Chief Financial Officer and directors’ compensation	$29,000	$48,000	$72,000
Professional fees and other expenses	701,953	2,018,310	4,871,937
Administration fees-related party (Note 3(a))	400,000	1,200,000	2,100,000
Total	$1,130,953	$3,266,310	$7,043,937